Investment Objectives and Goals - INCOME FUND OF AMERICA	Jul. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	The Income Fund of America
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objectives are to provide you with current income while
Objective, Secondary [Text Block]	secondarily striving for capital growth.